SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Increase (Decrease) in Share Based Payment Due to Unobservable Input (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Resign before the milestone dates (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	€ (156)
Decrease	€ 159
Percent of movement	1.00%
Milestones be achieved (6 months earlier or 6 months later)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	€ (1,188)
Decrease	€ 1,677
Period In Movement Earlier	6 months
Period In Movement Later	6 months